Commitments And Contingencies (Details) $ in Thousands	1 Months Ended									12 Months Ended
	Jul. 31, 2020 item	Jun. 30, 2020 item	May 31, 2020 item	Apr. 30, 2020 item	Feb. 29, 2020 item	Jul. 31, 2019 item	Mar. 31, 2018 item	Mar. 31, 2017 item	Dec. 31, 2015 item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Commitments and Contingencies [Line Items]
Accrued costs | $										$ 936	$ 1,081
Germany [Member]
Commitments and Contingencies [Line Items]
Statutory fees and costs | $										250	$ 370
Accrued costs | $										$ 140
ParkerVision v. Apple and Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Number of petitions						6
Number of patents allegedly infringed upon									4
Number of patents dismissed							3
Claim construction				7		2
ParkerVision v. Intel II (Western District of Texas) [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon	2	1
Number of patents allegedly infringed upon			2		8					10
ParkerVision v. Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Number of petitions								6
Number of patents allegedly infringed upon										4
Number of patents found infringed upon								2
Number of patents found not infringed upon								3
Estimated loss | $										$ 1,300,000
Maximum [Member] | ParkerVision v. Apple and Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Claim construction				10